Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

8. Stock-Based Compensation

Under the Company’s 2020 Equity Incentive Plan (the “2020 Plan”), which replaced the Company’s 2012 Equity Incentive Plan upon the closing of the Merger in December 2020, the employees, directors and consultants of the Company, are eligible for grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards (“RSA”) and RSUs, collectively referred to as “Awards”.

Stock-based compensation consists of expense related to (1) equity awards in the normal course and (2) a secondary market transaction as described below:

	Three months ended
	March 31,
	2021	2020
Secondary market transaction	$1,933	$—
Employee earnout restricted stock	12,373	—
Employee awards	2,529	672
Total operating expenses	$16,835	$672

2019 Secondary Stock Transactions

In May 2019, the Company’s CEO and Founder purchased a total of 7,559,047 shares of legacy Porch.com redeemable convertible preferred stock from an existing investor for an aggregate purchase price of $4,023  ($0.53 per legacy Porch.com share). The Company determined that the purchase price was below fair value of such shares and as result recorded compensation expense of $33,232 in general and administrative expense for the difference between the purchase price and fair value.

In July 2019, the Company’s CEO and Founder subsequently sold 901,940 shares of legacy Porch.com redeemable convertible preferred stock as an incentive to 11 executives of the Company at the same price at which the shares were initially acquired in the May 2019 transaction, which represents a $2,553 discount to fair value. The original terms stated that the Company had the right to repurchase such shares if certain service vesting conditions and performance conditions are not met. In December 2020, the performance vesting conditions were met, and compensation expense of $1,616 was recorded in 2020 related to these awards, of which $689 was related to former employees and immediately recognized, as there is no continued service vesting requirement, and $927 was related to current employees and recognized as a cumulative catch up related to the portion of the service period satisfied through December 31, 2020. In March 2021, the Porch board of directors (the “Board”) amended the original terms to accelerate the vesting of these awards and remove the Company’s repurchase right with the respect to the shares. The remaining stock compensation of $1,933 related to the award was recognized in March 2021.

2020 Equity Incentive Plan

The aggregate number of shares of common stock reserved for future issuance under the 2020 Plan is 11,005,115. The number of shares of common stock available under the 2020 Plan will increase annually on the first day of each calendar year, beginning with the calendar year ending December 31, 2021, and continuing until (and including) the calendar year ending December 31, 2030, with such annual increase equal to the lesser of (i) 5% of the number of shares of common stock issued and outstanding on December 31st of the immediately preceding fiscal year and (ii) an amount determined by the Board.

Stock-Based Compensation

Awards granted under the 2020 Plan to employees typically vest 25% of the shares one year after the options’ vesting commencement date and the remainder ratably on a monthly basis over the following three years. Other vesting terms are permitted and are determined by the Board. Options have a term of no more than ten years from the date of grant and vested options are generally canceled three months after termination of employment.

During the three months ended March 31, 2021, the Company approved 132,709 RSU’s to various levels of key employees and members of the Board.

Payroll Reduction Program

In March 2020, in response to the adverse impact of COVID-19 on the Company’s operations and financial performance, the Company carried out a variety of measures to reduce cash operating expenses, including the implementation of a partial employee furlough and payroll reduction in exchange for RSUs. During the year ended December 31, 2020, the Company reduced cash payroll costs by $3,979 in exchange for a commitment by the Company to provide up to 2,356,045 RSUs subject to (a) a performance (liquidity) vesting condition and (b) and ongoing employment until March 31, 2021 (or June 30, 2021, for certain awards) in order to be fully vested. The grant of these RSUs was approved by the Board of Directors in June, July, and August 2020 and 2,356,045 were issued during the year ended December 31, 2020. The performance vesting conditions, which were previously considered not probable of achievement were met in December 2020 as a result of the Merger. As a result, a cumulative catch up of $6,506 of compensation expense was recorded in the fourth quarter of 2020.

Compensation cost of $1,105 was recorded during the three months ended March 31, 2021, and $500 is expected to be recorded over the remaining service period in 2021.

Employee Earnout Restricted Stock

Upon the Merger, 1,003,317 restricted common shares, subject to vesting and forfeiture conditions, were issued to employees and service providers pursuant to their holdings of pre-Merger options, RSUs or restricted shares (the “employee earnout shares”). The employee earnout shares were issued in three equal tranches with separate market vesting conditions. One-third of the employee earnout shares will meet the market vesting condition when the closing price of the Company’s common stock is greater than or equal to $18.00 over any 20 trading days within any thirty- consecutive trading day period within 36 months of the closing date of the Merger. An additional third will vest when the Company’s common stock is greater than or equal to $20.00 over the same measurement period. The final third will vest when the Company’s common stock is greater than or equal to $22.00 over the same measurement period. The employee earnout shares are forfeited upon termination of an employee’s employment. Upon forfeiture, the forfeited shares will be redistributed to all earnout shareholders. Upon redistribution of earnout shares, the awards will be recorded as new awards. The fair value of the award on the grant date is a weighted average of $12.08 per share and will be recognized as stock compensation expense on a graded vesting basis over the derived service period of 1 year or shorter if the awards vest.

During the three months ended March 31, 2021, 19,838 shares were forfeited due to employee terminations. This resulted in the grant of 3,918 additional shares to employee holders at a weighted-average grant date fair value of $16.78. During March 2021, 329,132 restricted employee earnout shares were fully vested, as the market condition for vesting was fully satisfied as a result of the Company’s stock price and trading activity. The Company recorded $6,153 in stock compensation expense related to the employee earnout shares in the quarter ended March 31, 2021, and $5,476 is expected to be recorded over the remaining estimated service period in 2021.

CEO Earnout Restricted Stock

Prior to the closing of the Merger, the Company’s CEO and Founder, Matt Ehrlichman was granted a restricted stock award under the 2012 Plan which was converted into an award of 1,000,000 restricted shares of common stock upon the closing of the Merger. The award will vest in one-third installments if certain stock price triggers are achieved within 36-months following the closing of the Merger. One-third of the restricted shares will meet the market vesting condition when the Company’s common stock is greater than or equal to $18.00 over any 20 trading days within any 30 consecutive trading day period within 36 months of the closing date of the Merger. An additional third will vest when the Company’s common stock is greater than or equal to $20.00 over the same measurement period. The final third will vest when the Company’s common stock is greater than or equal to $22.00 over the same measurement period. If Mr. Ehrlichman’s employment with the Company is terminated prior to the award being fully vested, then the award will be terminated and canceled, provided that if Mr. Ehrlichman’s employment is terminated by the Company without cause or Mr. Ehrlichman resigns due to good reason (in each case, as defined in the award agreement), the award will remain outstanding and will vest to the extent the stock price triggers are achieved during the 36-month period. The fair value of the award on the grant date is an average of $12.08 per share and will be recognized as stock compensation expense on a graded vesting basis over the derived service period of 1 year or shorter if the awards vest.

During the three months ended March 31, 2021, 333,333 CEO restricted earnout shares were fully vested, as the market conditions for vesting was fully satisfied as a result of the Company’s stock price and trading activity. The Company recorded $6,228 in stock compensation expense related to the restricted stock award in the quarter ended March 31, 2021, and $5,526 is expected to be recorded over the remaining estimated service period in 2021.

Note 8.   Stock-Based Compensation

2012 and 2020 Equity Incentive Plans

Legacy Porch.com’s 2012 Equity Incentive Plan (the “2012 Plan”) provides for the grant of incentive and non-statutory options, stock appreciation rights, restricted stock awards (“RSA”) and restricted stock units (“RSU”) to employees, directors and consultants of the Company (“Service Providers”), collectively referred to as “Awards”.

Each Legacy Porch.com option from the 2012 Plan that was outstanding immediately prior to the Merger and held by current employees or service providers, whether vested of unvested, was converted into an option to purchase a number of shares of common stock (each such option, an “Exchanged Option” equal to 0.4697 of Porch Group, Inc. common stock. Except as specifically provided in the Merger Agreement, following the Merger, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy Porch.com option immediately prior to the consummation of the Merger. All stock option, RSA and RSU activity was retroactively restated to reflect the Exchanged Options.

On July 29, 2020, the board of directors approved the adoption of the Porch Group, Inc. 2020 Stock Incentive Plan (the “2020 Plan”), subject to approval by Porch Group, Inc.’s stockholders. On December 22, 2020, the Porch Group, Inc. stockholders voted in favor of adoption of the 2020 Plan.

The aggregate number of shares of common stock reserved for future issuance under the 2020 Plan is 11,137,824. The number of shares of common stock available under the 2020 Plan will increase annually on the first day of each calendar year, beginning with the calendar year ending December 31, 2021, and continuing until (and including) the calendar year ending December 31, 2030, with such annual increase equal to the lesser of (i) 5% of the number of shares of common stock issued and outstanding on December 31st of the immediately preceding fiscal year and (ii) an amount determined by the Porch board of directors.

The 2020 Plan provides for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units and other stock awards, and performance awards to employees, officers, non-employee directors and independent service providers of the Company. The 2020 Plan became effective immediately upon the closing of the Merger.

Stock-Based Compensation

Stock-based compensation consists of expense related to (1) equity awards in the normal course and (2) a secondary market transaction as described below:

	2020
	(as restated)	2019
Secondary market transaction	$1,616	$33,232
Employee awards	9,680	2,740
Total operating expenses	$11,296	$35,972

2019 Secondary Stock Transactions

In May 2019, the Company’s CEO and Founder purchased a total of 7,559,047 shares of legacy Porch.com redeemable convertible preferred stock from an existing investor for an aggregate purchase price of $4,023  ($0.53 per legacy Porch.com share). The Company determined that the purchase price was below fair value of such shares and as result recorded compensation expense of $33,232 in general and administrative expense for the difference between the purchase price and fair value.

In July 2019, the Company’s CEO and Founder subsequently sold 901,940 shares of legacy Porch.com redeemable convertible preferred stock as an incentive to eleven executives of the Company at the same price at which the shares were initially acquired in the May 2019 transaction, which represents a $2,553 discount to fair value. The Company has the right to repurchase such shares if certain service vesting conditions and performance conditions are not met. In December 2020, the performance vesting conditions were met, and compensation expense of $1,616 was recorded in 2020 related to these awards, of which $689 was related to former employees and immediately recognized, as there is no continued service vesting requirement, and $927 was related to current employees and recognized as a cumulative catch up related to the portion of the service period satisfied through December 31, 2020. The remaining stock compensation related to the award will be recognized over the remaining service period.

Common Stock Valuation

Prior to the completion of the Merger the fair value of Legacy Porch.com common stock used in the calculation of the fair value of the stock options was determined by management with assistance from third-party valuation specialists using both market and income approaches.

Stock Options

Options granted under the Equity Plan to employees typically vest 25% of the shares one year after the options’ vesting commencement date and the remainder ratably on a monthly basis over the following three years. Other vesting terms are permitted and are determined by the Board. Options have a term of no more than ten years from the date of grant and vested options are generally cancelled three months after termination of employment. All stock options issued during the year ended December 31, 2020 were issued under the 2012 Plan.

Detail related to stock option activity for the year ended December 31, 2020 is as follows:

			Weighted-
		Weighted-	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Balances as of January 1, 2020	7,428,682	$2.21	7.3	277
Options granted	2,202,417	4.23
Options exercised	(439,754)	2.02
Options forfeited	(323,840)	2.36
Options canceled or expired	(2,452,894)	2.41
Balances as of December 31, 2020	6,414,611	$2.85	7.8	$73,260
Exercisable at December 31, 2020	3,472,595	$2.30	7.0	$73,260

The fair value of each employee stock option granted during the years ended December 31, 2020 and 2019, were estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2020	2019
Risk-free interest rate	0.3 – 0.6%	1.6 – 1.9%
Expected term (years)	5 – 6	3 – 6
Dividend yield	—	—
Volatility	59 – 60%	46 – 51%

The risk-free interest rate used in the Black-Scholes option-pricing model is based on the implied yield currently available in the U.S. Treasury securities at maturity with an equivalent term. The expected term for options granted to employees is estimated using the simplified method. The Company has not declared or paid any dividends through December 31, 2020 and does not currently expect to do so in the future. The Company bases its estimate of expected volatility on the historical volatility of comparable companies from a representative peer group selected based on industry, financial, and market capitalization data. The Company uses the average expected volatility rates reported by the comparable group for an expected term that approximated the expected term estimated by the Company.

The estimated weighted-average grant date fair value of options granted to employees during the years ended December 31, 2020 and 2019, was $2.26 per share and $0.85 per share. The fair value of stock options that vested during the years ended December 31, 2020 and 2019, was $1,785 and $1,779, respectively.

The total amount of unrecognized compensation cost for options granted to employees and nonemployees as of December 31, 2020, is approximately $5,245 and is expected to be recognized over a weighted-average period of 0.6 years.

RSUs and Payroll Reduction Program

In March 2020, in response to the adverse impact of COVID-19 on the Company’s operations and financial performance, the Company carried out a variety of measures to reduce cash operating expenses, including the implementation of a partial employee furlough and payroll reduction in exchange for RSUs. During the year ended December 31, 2020, the Company reduced cash payroll costs by $3,979 in exchange for a commitment by the Company to provide up to 2,356,045 RSUs subject to (a) a performance (liquidity) vesting condition and (b) and ongoing employment until March 31, 2021 (or June 30, 2021, for certain awards) in order to be fully vested. The grant of these RSUs was approved by the Board of Directors in June, July, and August 2020 and 2,356,045 were issued during the year ended December 31, 2020. The performance vesting conditions, which were previously considered not probable of achievement were met in December 2020 as a result of the Merger. As a result, a cumulative catch up of $6,506 of compensation expense was recorded. Compensation cost of $1,605 will be recorded during 2021 over the remaining service period. There was a small number of additional RSU grants during the fourth quarter, which were unrelated to the payroll reduction program. All RSUs issued as part of this program were issued under the 2012 Plan.

The following table summarizes the activity of restricted stock units for the year ended December 31, 2020:

	Number of	Weighted
	Restricted	Average
	Stock Units	Fair Value
Balances as of January 1, 2020	—	$—
Granted	2,450,718	3.69
Canceled	(35,578)	3.44
Balances as of December 31, 2020	2,415,140	$3.64

Employee Earnout Restricted Stock

Upon the Merger, 976,331 restricted common shares, subject to vesting and forfeiture conditions, were issued to employees and service providers pursuant to their holdings of pre-Merger options, RSUs or restricted shares (the “employee earnout shares”). The employee earnout shares were issued in three equal tranches with separate market vesting conditions. One third of the employee earnout shares will meet the market vesting condition when the closing price of the Company’s common stock is greater than or equal to $18.00 over any twenty trading days within any thirty- consecutive trading day period within 36 months of the closing date of the Merger. An additional third will vest when the Company’s common stock is greater than or equal to $20.00 over the same measurement period. The final third will vest when the Company’s common stock is greater than or equal to $22.00 over the same measurement period. The employee earnout shares are forfeited by the employee upon termination of employment. Upon forfeiture, the forfeited shares will be redistributed to all earnout shareholders. Upon redistribution of earnout shares, the awards will be recorded as new awards. The fair value of the award on the grant date is an average of $12.08 per share and will be recognized as stock compensation expense on a graded vesting basis over the derived service period of 1 year or shorter if the awards vest. During 2020, the Company recorded $314 in stock compensation expense related to the employee earnout shares.

CEO Earnout Restricted Stock

Prior to the closing of the Merger, the Company’s CEO, Matt Ehrlichman was granted a restricted stock award under the 2012 Plan which was converted into an award of 1,000,000 restricted shares of common stock upon the closing of the Merger. The award will vest in one-third installments if certain stock price triggers are achieved within 36-months following the closing of the Merger. One third of the restricted shares will meet the market vesting condition when the Company’s common stock is greater than or equal to $18.00 over any twenty trading days within any thirty- consecutive trading day period within 36 months of the closing date of the Merger. An additional third will vest when the Company’s common stock is greater than or equal to $20.00 over the same measurement period. The final third will vest when the Company’s common stock is greater than or equal to $22.00 over the same measurement period. If Mr. Ehrlichman’s employment with the Company is terminated prior to the award being fully vested, then the award will be terminated and cancelled, provided that if Mr. Ehrlichman’s employment is terminated by the Company without cause or Mr. Ehrlichman resigns due to good reason (in each case, as defined in the award agreement), the award will remain outstanding and will vest to the extent the stock price triggers are achieved during the 36-month period. The fair value of the award on the grant date is an average of $12.08 per share and will be recognized as stock compensation expense on a graded vesting basis over the derived service period of 1 year or shorter if the awards vest. During 2020, the Company recorded $322 in stock compensation related to the award.

Restricted Stock Awards

The following table summarizes the activity of restricted stock awards in connection with certain pre-2020 acquisitions for the year ended December 31, 2020:

Number of
Restricted
Stock Awards
Balances as of January 1, 2020	472,141
Shares granted	—
Shares vested	(305,379)
Shares forfeited	—
Balances as of December 31, 2020	166,762